Staff costs - Summary of Staff Costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee
Employee Benefits [Abstract]
Salaries and wages	$ 174	$ 179	$ 181
Social security costs	7	6	7
RSU expense	15	11	18
Other pension costs	5	3	5
Employee benefits expense	$ 201	$ 199	$ 211
Average number of employees | employee	2,933	3,257	3,727